UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2022

WESTERN ASSET

SHORT-TERM BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income, preservation of capital and liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short-Term Bond Fund for the six-month reporting period ended June 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

II	Western Asset Short-Term Bond Fund

Performance review

For the six months ended June 30, 2022, Class A shares of Western Asset Short-Term Bond Fund, excluding sales charges, returned -4.93%. The Fund’s unmanaged benchmark, the FTSE Treasury/Government Sponsored/Credit 1-3 Year Indexi, returned -3.13% for the same period. The Lipper Short Investment Grade Debt Funds Category Averageii returned -4.32% over the same time frame.

Performance Snapshot as of June 30, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Short-Term Bond Fund:
Class A	-4.93%
Class C	-5.57%
Class C1[1]	-5.08%
Class R	-5.12%
Class I	-4.80%
Class IS	-4.79%
FTSE Treasury/Government Sponsored/Credit 1-3 Year Index	-3.13%
Lipper Short Investment Grade Debt Funds Category Average	-4.32%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including return of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2022 for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 2.53%, 1.80%, 2.25%, 2.22%, 2.88% and 2.90%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class C1, Class R and Class I shares would have been 2.24%, 1.94% and 2.87%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Short-Term Bond Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 01, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 0.73%, 1.50%, 1.03%, 1.44%, 0.52% and 0.40%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.70% for Class A shares, 1.55% for Class C shares, 1.05% for Class C1 shares, 1.10% for Class R shares, 0.42% for Class I shares and 0.40% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for Class A, Class R and Class I shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

RISKS: Investments in bonds are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Asset-backed, mortgage-backed and mortgage related securities are subject to prepayment and extension risks. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

IV	Western Asset Short-Term Bond Fund

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The FTSE Treasury/Government Sponsored/Credit 1-3 Year Index is a broad-based index of short-term U.S. Treasury and corporate debt securities.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 377 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Short-Term Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2022 and December 31, 2021 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

*	Prior year percentages have been restated to reflect correct classifications.

‡	Represents less than 0.1%.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-4.93%	$1,000.00	$950.70	0.70%	$3.39	Class A	5.00%	$1,000.00	$1,021.32	0.70%	$3.51
Class C	-5.57	1,000.00	944.30	1.52	7.33	Class C	5.00	1,000.00	1,017.26	1.52	7.60
Class C1	-5.08	1,000.00	949.20	1.05	5.07	Class C1	5.00	1,000.00	1,019.59	1.05	5.26
Class R	-5.12	1,000.00	948.80	1.10	5.32	Class R	5.00	1,000.00	1,019.34	1.10	5.51
Class I	-4.80	1,000.00	952.00	0.42	2.03	Class I	5.00	1,000.00	1,022.71	0.42	2.11
Class IS	-4.79	1,000.00	952.10	0.39	1.89	Class IS	5.00	1,000.00	1,022.86	0.39	1.96

2	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2022

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 55.8%
Communication Services — 5.1%
Diversified Telecommunication Services — 2.2%
AT&T Inc., Senior Notes	0.900%	3/25/24	$3,880,000	$3,702,745
AT&T Inc., Senior Notes	1.700%	3/25/26	1,200,000	1,098,419
NTT Finance Corp., Senior Notes	0.583%	3/1/24	2,560,000	2,435,601	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	1,560,000	1,489,058
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	2,070,000	2,057,210
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	1,250,000	1,145,381
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	2,530,000	2,525,840
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	762,000	758,642
Total Diversified Telecommunication Services				15,212,896
Entertainment — 0.4%
Magallanes Inc., Senior Notes	3.638%	3/15/25	1,590,000	1,541,941	(a)
Magallanes Inc., Senior Notes	3.755%	3/15/27	1,540,000	1,445,823	(a)
Total Entertainment				2,987,764
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	370,000	340,432
Tencent Holdings Ltd., Senior Notes	2.985%	1/19/23	710,000	708,705	(b)
Total Interactive Media & Services				1,049,137
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	2,700,000	2,556,873	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.500%	2/1/24	1,330,000	1,338,942
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,680,000	2,689,855
Comcast Corp., Senior Notes	3.950%	10/15/25	2,130,000	2,141,417
Comcast Corp., Senior Notes	3.150%	3/1/26	70,000	68,252
DISH DBS Corp., Senior Notes	5.875%	11/15/24	250,000	211,480
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	100,000	78,572	(a)
Fox Corp., Senior Notes	4.030%	1/25/24	2,460,000	2,462,253
Total Media				11,547,644
Wireless Telecommunication Services — 0.8%
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	3,880,000	3,498,802
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	900,000	874,170

See Notes to Financial Statements.

4	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	$70,000	$61,453
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	1,100,000	1,077,246
Total Wireless Telecommunication Services				5,511,671
Total Communication Services				36,309,112
Consumer Discretionary — 4.6%
Automobiles — 2.5%
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	2,530,000	2,473,182
BMW US Capital LLC, Senior Notes	0.800%	4/1/24	1,460,000	1,392,148	(a)
Daimler Finance North America LLC, Senior Notes	0.750%	3/1/24	1,590,000	1,511,754	(a)
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	1,150,000	1,070,696
General Motors Co., Senior Notes	5.400%	10/2/23	600,000	609,260
General Motors Financial Co. Inc., Senior Notes	3.950%	4/13/24	1,070,000	1,062,780
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	1,760,000	1,653,814
Hyundai Capital America, Senior Notes	1.250%	9/18/23	2,000,000	1,938,964	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	2,460,000	2,420,003	(a)
Toyota Motor Corp., Senior Notes	0.681%	3/25/24	3,860,000	3,685,652
Total Automobiles				17,818,253
Hotels, Restaurants & Leisure — 0.9%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	210,000	198,592
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,330,000	2,081,033
Marriott International Inc., Senior Notes	3.600%	4/15/24	1,230,000	1,219,405
McDonald’s Corp., Senior Notes	3.300%	7/1/25	440,000	437,559
McDonald’s Corp., Senior Notes	1.450%	9/1/25	1,240,000	1,154,954
McDonald’s Corp., Senior Notes	3.700%	1/30/26	660,000	659,109
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	9,811
Sands China Ltd., Senior Notes	2.550%	3/8/27	420,000	306,573	(a)
Sands China Ltd., Senior Notes	3.100%	3/8/29	200,000	141,856	(a)
Total Hotels, Restaurants & Leisure				6,208,892
Household Durables — 0.0%††
DR Horton Inc., Senior Notes	2.500%	10/15/24	240,000	229,715
Internet & Direct Marketing Retail — 0.6%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	300,000	292,710
Amazon.com Inc., Senior Notes	0.450%	5/12/24	1,980,000	1,884,406
Amazon.com Inc., Senior Notes	3.000%	4/13/25	770,000	763,199
Amazon.com Inc., Senior Notes	0.800%	6/3/25	650,000	606,038
Amazon.com Inc., Senior Notes	3.300%	4/13/27	370,000	363,299
Total Internet & Direct Marketing Retail				3,909,652

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Multiline Retail — 0.1%
Dollar General Corp., Senior Notes	3.250%	4/15/23	$10,000	$9,954
Target Corp., Senior Notes	2.250%	4/15/25	800,000	773,291
Total Multiline Retail				783,245
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	2.700%	4/15/25	870,000	854,436
Home Depot Inc., Senior Notes	2.500%	4/15/27	770,000	727,605
Home Depot Inc., Senior Notes	2.875%	4/15/27	290,000	280,411
Lowe’s Cos. Inc., Senior Notes	4.000%	4/15/25	1,310,000	1,315,564
Total Specialty Retail				3,178,016
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	730,000	711,558
Total Consumer Discretionary				32,839,331
Consumer Staples — 1.6%
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	2,180,000	2,148,097
Food & Staples Retailing — 0.1%
Walmart Inc., Senior Notes	1.050%	9/17/26	660,000	600,636
Food Products — 0.1%
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	210,000	209,545	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	230,000	214,938
Total Food Products				424,483
Household Products — 0.1%
GSK Consumer Healthcare Capital UK PLC, Senior Notes	3.125%	3/24/25	1,040,000	1,014,130	(a)
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	30,000	29,047
Total Household Products				1,043,177
Tobacco — 1.0%
Altria Group Inc., Senior Notes	2.350%	5/6/25	2,500,000	2,362,925
Cargill Inc., Senior Notes	1.375%	7/23/23	150,000	147,096	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	1,930,000	1,894,104
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	230,000	227,526
Reynolds American Inc., Senior Notes	4.850%	9/15/23	2,140,000	2,162,246
Total Tobacco				6,793,897
Total Consumer Staples				11,010,290
Energy — 8.2%
Oil, Gas & Consumable Fuels — 8.2%
Chevron Corp., Senior Notes	1.554%	5/11/25	2,540,000	2,411,735

See Notes to Financial Statements.

6	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	4.500%	4/15/23	$2,460,000	$2,472,534
Continental Resources Inc., Senior Notes	3.800%	6/1/24	860,000	849,891
Continental Resources Inc., Senior Notes	2.268%	11/15/26	250,000	222,111	(a)
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	3,840,000	3,840,876	(a)
Devon Energy Corp., Senior Notes	5.250%	9/15/24	1,520,000	1,551,759
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,520,000	2,626,011
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	1,810,000	1,767,320
Energy Transfer LP, Senior Notes	4.250%	3/15/23	890,000	889,788
Energy Transfer LP, Senior Notes	4.500%	4/15/24	300,000	300,338
Energy Transfer LP, Senior Notes	4.050%	3/15/25	610,000	601,411
Energy Transfer LP, Senior Notes	2.900%	5/15/25	1,070,000	1,018,107
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	2,170,000	2,181,789
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	1,920,000	1,915,780
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	320,000	316,571
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	3,950,000	3,886,779
EOG Resources Inc., Senior Notes	2.625%	3/15/23	1,040,000	1,036,300
EQT Corp., Senior Notes	3.125%	5/15/26	560,000	525,143	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	420,000	391,530
EQT Corp., Senior Notes	5.000%	1/15/29	1,150,000	1,115,109
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	890,000	881,511
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,870,000	1,843,689
Kinder Morgan Energy Partners LP, Senior Notes	3.450%	2/15/23	1,160,000	1,161,348
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,690,000	1,692,142
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,570,000	1,564,248
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,600,000	977,216	(a)
MPLX LP, Senior Notes	4.500%	7/15/23	1,070,000	1,073,369
MPLX LP, Senior Notes	4.000%	2/15/25	3,380,000	3,338,189
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,150,000	1,937,752
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000	117,574
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	145,650
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,010,000	782,371	(a)
Pioneer Natural Resources Co., Senior Notes	0.550%	5/15/23	1,230,000	1,199,217
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,710,000	1,529,968
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	500,000	472,930	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	2,060,000	1,992,528
Targa Resources Corp., Senior Notes	5.200%	7/1/27	1,880,000	1,889,779	(c)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,640,000	1,813,088

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	$1,650,000	$1,523,330
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	170,000	160,710
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.621%	1/13/23	40,000	39,803	(d)
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	1,150,000	1,158,509
Williams Cos. Inc., Senior Notes	4.300%	3/4/24	1,000,000	1,004,895
Total Energy				58,220,698
Financials — 24.4%
Banks — 17.1%
Banco Santander SA, Senior Notes	3.125%	2/23/23	400,000	398,427
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	199,904
Banco Santander SA, Senior Notes	2.746%	5/28/25	3,000,000	2,844,888
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,200,000	1,145,940	(d)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	5,920,000	5,389,248	(d)
Bank of America Corp., Senior Notes (1.486% to 5/19/23 then SOFR + 1.460%)	1.486%	5/19/24	2,740,000	2,678,583	(d)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	840,000	828,611	(d)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	3,840,000	3,829,052	(d)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	1,490,000	1,483,780	(d)
Bank of Montreal, Senior Notes	3.300%	2/5/24	690,000	689,118
Bank of Montreal, Senior Notes	2.500%	6/28/24	1,490,000	1,454,568
Bank of Montreal, Senior Notes	1.850%	5/1/25	1,260,000	1,193,562
Bank of Nova Scotia, Senior Notes	0.800%	6/15/23	1,300,000	1,267,535
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	1,000,000	988,141
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	1,310,000	1,216,663
Bank of Nova Scotia, Senior Notes	1.050%	3/2/26	650,000	582,600
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	244,000	246,450
BNP Paribas SA, Senior Notes	3.500%	3/1/23	1,610,000	1,606,410	(a)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	1,150,000	1,124,491	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	770,000	711,903	(a)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	780,000	780,209	(a)(d)

See Notes to Financial Statements.

8	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	$3,070,000	$2,982,826
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	540,000	501,985	(d)(e)
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	5,320,000	5,215,331	(d)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	3,090,000	2,970,114	(d)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,510,000	1,461,658	(d)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	2,260,000	2,259,791
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	1,970,000	1,798,891	(a)(d)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	510,000	484,833	(a)(d)
Credit Agricole SA, Senior Notes (1.247% to 1/26/26 then SOFR + 0.892%)	1.247%	1/26/27	2,030,000	1,790,304	(a)(d)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,220,000	1,231,784	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	280,000	263,665	(a)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	3,480,000	3,424,874	(a)(d)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	230,000	229,217
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	2,420,000	2,258,580	(d)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	1,160,000	1,144,717	(d)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	1,680,000	1,601,438	(d)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,730,000	1,730,096	(a)
Intesa Sanpaolo SpA, Senior Notes	3.250%	9/23/24	430,000	416,646	(a)
JPMorgan Chase & Co., Senior Notes (0.697%to 3/16/23 then SOFR + 0.580%)	0.697%	3/16/24	3,700,000	3,620,483	(d)
JPMorgan Chase & Co., Senior Notes (2.083%to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	7,930,000	7,425,109	(d)
JPMorgan Chase & Co., Senior Notes (3.220%to 3/1/24 then 3 mo. USD LIBOR + 1.155%)	3.220%	3/1/25	920,000	904,200	(d)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (3.845%to 6/14/24 then SOFR + 0.980%)	3.845%	6/14/25	$1,450,000	$1,437,103	(d)
JPMorgan Chase & Co., Senior Notes (4.023%to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	730,000	728,034	(d)
KeyBank NA, Senior Notes (0.423% to 1/3/23then SOFR + 0.340%)	0.423%	1/3/24	1,410,000	1,388,726	(d)
Lloyds Banking Group PLC, Senior Notes	4.050%	8/16/23	690,000	692,093
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	370,000	368,015
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	2,320,000	2,293,425	(d)
Mitsubishi UFJ Financial Group Inc., Senior Notes	1.412%	7/17/25	640,000	588,510
Mitsubishi UFJ Financial Group Inc., Senior Notes (0.848% to 9/15/23 then 1 year Treasury Constant Maturity Rate + 0.680%)	0.848%	9/15/24	820,000	789,933	(d)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	270,000	266,542	(d)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	280,000	273,009	(d)
Mizuho Financial Group Inc., Senior Notes (0.849% to 9/8/23 then SOFR + 0.872%)	0.849%	9/8/24	1,160,000	1,115,792	(d)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	1,770,000	1,753,327	(d)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	290,000	283,122	(a)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	1,050,000	988,679	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	900,000	900,846
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	710,000	702,366
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	2,970,000	2,934,581
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	1,060,000	982,068
Royal Bank of Canada, Senior Notes (SOFR + 0.360%)	1.418%	7/29/24	1,200,000	1,184,560	(d)
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	510,000	485,942
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	1.844%	10/16/23	1,290,000	1,291,156	(d)
Swedbank AB, Senior Notes	3.356%	4/4/25	3,570,000	3,510,078	(a)
Toronto-Dominion Bank, Senior Notes	0.300%	6/2/23	2,590,000	2,515,203

See Notes to Financial Statements.

10	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	$1,150,000	$1,118,789
US Bancorp, Senior Notes	3.375%	2/5/24	1,790,000	1,787,385
US Bancorp, Senior Notes	1.450%	5/12/25	930,000	872,728
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	3,770,000	3,781,766
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	3,140,000	3,068,257	(d)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	5,830,000	5,461,715	(d)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	3,070,000	3,023,166	(d)
Total Banks				120,963,541
Capital Markets — 5.4%
Bank of New York Mellon Corp., Senior Notes	2.100%	10/24/24	2,490,000	2,411,552
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	440,000	414,693
Bank of New York Mellon Corp., Senior Notes (3.992% to 6/13/27 then SOFR + 1.151%)	3.992%	6/13/28	670,000	662,784	(d)
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	1,970,000	1,891,128
Credit Suisse AG, Senior Notes	1.000%	5/5/23	940,000	920,285
Credit Suisse AG, Senior Notes	0.520%	8/9/23	250,000	241,316
Credit Suisse AG, Senior Notes	3.625%	9/9/24	360,000	353,871
Credit Suisse AG, Senior Notes	2.950%	4/9/25	880,000	843,414
Credit Suisse Group AG, Senior Notes (2.193%to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	630,000	571,852	(a)(d)
Credit Suisse Group AG, Senior Notes (2.593%to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,490,000	1,403,421	(a)(d)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	370,000	370,241
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	6,190,000	6,175,380
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	1,010,000	991,376
Goldman Sachs Group Inc., Senior Notes (2.905% to 7/24/22 then 3 mo. USD LIBOR + 0.990%)	2.905%	7/24/23	1,020,000	1,019,720	(d)
Goldman Sachs Group Inc., Senior Notes (3.272% to 9/29/24 then 3 mo. USD LIBOR + 1.201%)	3.272%	9/29/25	2,920,000	2,840,198	(d)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	720,000	711,315	(d)
Morgan Stanley, Senior Notes	3.700%	10/23/24	1,390,000	1,388,627
Morgan Stanley, Senior Notes (0.529% to 1/25/23 then SOFR + 0.455%)	0.529%	1/25/24	5,550,000	5,442,048	(d)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	$4,380,000	$4,105,965	(d)
Morgan Stanley, Senior Notes (3.620% to 4/17/24 then SOFR + 1.160%)	3.620%	4/17/25	2,140,000	2,114,413	(d)
UBS AG, Senior Notes	0.375%	6/1/23	1,790,000	1,733,043	(a)
UBS AG, Senior Notes	0.700%	8/9/24	1,000,000	936,661	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	940,000	933,942	(a)
Total Capital Markets				38,477,245
Consumer Finance — 0.6%
American Express Co., Senior Notes	3.400%	2/22/24	920,000	917,880
American Express Co., Senior Notes	2.500%	7/30/24	460,000	448,024
Caterpillar Financial Services Corp., Senior Notes	0.450%	5/17/24	2,960,000	2,806,826
Total Consumer Finance				4,172,730
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	840,000	836,111
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	2,260,000	2,089,216
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	470,000	470,910
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	1,050,000	1,035,142	(a)
National Securities Clearing Corp., Senior Notes	0.750%	12/7/25	1,020,000	921,488	(a)
USAA Capital Corp., Senior Notes	0.500%	5/1/24	340,000	323,227	(a)
Total Diversified Financial Services				5,676,094
Insurance — 0.5%
American International Group Inc., Senior Notes	2.500%	6/30/25	90,000	85,899
Great-West Lifeco US Finance 2020 LP, Senior Notes	0.904%	8/12/25	1,630,000	1,480,726	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	460,000	449,583	(a)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	320,000	313,310	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	940,000	866,984	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	60,000	55,162	(a)
Total Insurance				3,251,664
Total Financials				172,541,274
Health Care — 4.8%
Biotechnology — 1.1%
AbbVie Inc., Senior Notes	2.300%	11/21/22	2,040,000	2,036,371

See Notes to Financial Statements.

12	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Biotechnology — continued
AbbVie Inc., Senior Notes	3.750%	11/14/23	$2,930,000	$2,939,620
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,970,000	1,909,144
Gilead Sciences Inc., Senior Notes	0.750%	9/29/23	590,000	571,293
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	690,000	691,126
Total Biotechnology				8,147,554
Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	580,000	574,430
Health Care Providers & Services — 2.8%
Aetna Inc., Senior Notes	2.750%	11/15/22	1,110,000	1,108,884
Centene Corp., Senior Notes	4.250%	12/15/27	360,000	337,165
Cigna Corp., Senior Notes	3.750%	7/15/23	2,364,000	2,370,324
Cigna Corp., Senior Notes	4.125%	11/15/25	1,410,000	1,413,691
CVS Health Corp., Senior Notes	2.625%	8/15/24	3,630,000	3,551,629
CVS Health Corp., Senior Notes	3.875%	7/20/25	1,610,000	1,602,232
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,190,000	1,139,768
Elevance Health Inc., Senior Notes	3.300%	1/15/23	930,000	931,470
Humana Inc., Senior Notes	0.650%	8/3/23	3,020,000	2,923,382
Humana Inc., Senior Notes	4.500%	4/1/25	370,000	373,045
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	20,000	20,001
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	50,000	50,184
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	1,450,000	1,381,136
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	460,000	450,604
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	420,000	420,019
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	350,000	323,212
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	1,150,000	1,146,834
Total Health Care Providers & Services				19,543,580
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC, Senior Notes	0.700%	5/28/24	3,420,000	3,244,043
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	301,000	298,435
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,560,000	1,512,420
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,000,000	855,368
Total Pharmaceuticals				5,910,266
Total Health Care				34,175,830
Industrials — 3.6%
Aerospace & Defense — 1.3%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,350,000	1,251,881	(a)
Boeing Co., Senior Notes	1.433%	2/4/24	2,970,000	2,839,433

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Aerospace & Defense — continued
Boeing Co., Senior Notes	4.875%	5/1/25	$1,730,000	$1,726,020
Boeing Co., Senior Notes	2.196%	2/4/26	1,640,000	1,480,803
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,340,000	1,330,130
L3Harris Technologies Inc., Senior Notes	3.850%	6/15/23	810,000	810,183
Total Aerospace & Defense				9,438,450
Airlines — 0.8%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	880,000	880,964
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,000,000	1,013,542	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	30,000	26,960	(a)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	1,210,000	1,220,111
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	538,000	553,134	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	800,000	707,776	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,410,000	1,200,890	(a)
Total Airlines				5,603,377
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.242%	2/15/25	62,000	58,991
Commercial Services & Supplies — 0.1%
Republic Services Inc., Senior Notes	2.500%	8/15/24	460,000	445,761
Electrical Equipment — 0.0%††
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	100,000	81,346	(a)
Industrial Conglomerates — 0.3%
3M Co., Senior Notes	3.250%	2/14/24	2,150,000	2,147,512
Machinery — 0.3%
John Deere Capital Corp., Senior Notes	0.450%	6/7/24	2,070,000	1,957,256
Road & Rail — 0.2%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,340,000	1,213,657
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	22,000	21,872	(a)
Total Road & Rail				1,235,529
Trading Companies & Distributors — 0.6%
Air Lease Corp., Senior Notes	0.700%	2/15/24	1,160,000	1,095,836
Air Lease Corp., Senior Notes	1.875%	8/15/26	3,030,000	2,623,353
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	676,000	664,035
Total Trading Companies & Distributors				4,383,224
Total Industrials				25,351,446

See Notes to Financial Statements.

14	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Information Technology — 2.1%
Communications Equipment — 0.0%††
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	$40,000	$32,380	(a)
IT Services — 0.6%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	910,000	903,560
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	2,510,000	2,370,175
Visa Inc., Senior Notes	3.150%	12/14/25	520,000	512,741
Total IT Services				3,786,476
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.625%	1/15/24	790,000	789,663
Broadcom Inc., Senior Notes	3.150%	11/15/25	230,000	221,769
Intel Corp., Senior Notes	3.700%	7/29/25	1,310,000	1,320,001
Microchip Technology Inc., Senior Secured Notes	4.333%	6/1/23	1,040,000	1,040,898
Microchip Technology Inc., Senior Secured Notes	0.983%	9/1/24	200,000	186,664
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	46,000	43,776
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	540,000	511,823
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,150,000	1,058,428
Total Semiconductors & Semiconductor Equipment				5,173,022
Software — 0.5%
Oracle Corp., Senior Notes	2.400%	9/15/23	1,050,000	1,034,212
Workday Inc., Senior Notes	3.500%	4/1/27	2,610,000	2,498,059
Total Software				3,532,271
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	1.125%	5/11/25	2,350,000	2,208,954
Total Information Technology				14,733,103
Materials — 1.0%
Chemicals — 0.0%††
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	320,000	286,137	(a)
Metals & Mining — 0.8%
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	560,000	560,652	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	190,000	189,496	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	980,000	978,481	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,540,000	1,533,306	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	840,000	840,826	(a)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	$751,000	$807,810
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	710,000	683,143
Total Metals & Mining				5,593,714
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	1,190,000	1,205,018	(a)
Total Materials				7,084,869
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	390,000	333,797	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	60,000	55,003
Total Real Estate				388,800
Utilities — 0.3%
Electric Utilities — 0.3%
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	1,190,000	1,168,075
Southern California Edison Co., First Mortgage Bonds	0.975%	8/1/24	1,170,000	1,103,918
Total Utilities				2,271,993
Total Corporate Bonds & Notes (Cost — $416,253,283)				394,926,746
Collateralized Mortgage Obligations (f) —14.0%
Alternative Loan Trust, 2005-56 4A1 (1 mo. USD LIBOR + 0.620%)	2.244%	11/25/35	69,509	63,024	(d)
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	2.199%	10/15/38	1,650,000	1,562,354	(a)(d)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	2.603%	11/17/38	935,684	921,289	(a)(d)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	2.021%	1/16/37	1,320,000	1,263,067	(a)(d)
Banc of America Mortgage Trust, 2002-J B1	3.824%	9/25/32	9,146	8,809	(d)
Banc of America Mortgage Trust, 2003-C B1	2.686%	4/25/33	56,966	15,930	(d)
BANK, 2017-BNK9 ASB	3.470%	11/15/54	1,280,000	1,260,424
BANK, 2022-BNK39 XA, IO	0.536%	2/15/55	60,817,577	1,933,604	(d)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. USD LIBOR + 0.320%)	1.944%	1/25/47	87,318	77,508	(d)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	1,320,000	1,156,295
BPR Trust, 2021-TY C (1 mo. USD LIBOR + 1.700%)	3.024%	9/15/38	990,000	942,321	(a)(d)

See Notes to Financial Statements.

16	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
BX Commercial Mortgage Trust, 2021-ACNT A (1mo. USD LIBOR + 0.850%)	2.175%	11/15/38	$1,980,000	$1,908,825	(a)(d)
BX Commercial Mortgage Trust, 2021-CIP A (1mo. USD LIBOR + 0.921%)	2.245%	12/15/38	1,320,000	1,282,379	(a)(d)
BX Commercial Mortgage Trust, 2021-VOLT A (1mo. USD LIBOR + 0.700%)	2.024%	9/15/36	1,000,000	965,987	(a)(d)
BX Commercial Mortgage Trust, 2021-XL2 A (1mo. USD LIBOR + 0.689%)	2.013%	10/15/38	1,540,212	1,469,470	(a)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1mo. USD LIBOR + 3.890%)	5.214%	10/15/38	924,127	842,038	(a)(d)
BX Commercial Mortgage Trust, 2022-AHP A (1mo. Term SOFR + 0.990%)	2.269%	1/17/39	1,270,000	1,230,657	(a)(d)
BX Mortgage Trust, 2021-PAC A (1 mo. USD LIBOR + 0.689%)	2.014%	10/15/36	330,000	313,869	(a)(d)
BX Trust, 2019-OC11 A	3.202%	12/9/41	680,000	609,412	(a)
BX Trust, 2021-ARIA A (1 mo. USD LIBOR + 0.899%)	2.223%	10/15/36	1,650,000	1,554,230	(a)(d)
BX Trust, 2021-ARIA D (1 mo. USD LIBOR + 1.895%)	3.219%	10/15/36	930,000	868,753	(a)(d)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	4.466%	10/15/36	990,000	898,704	(a)(d)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	1.960%	10/15/26	1,640,000	1,571,910	(a)(d)
BX Trust, 2021-SDMF F (1 mo. USD LIBOR + 1.937%)	3.261%	9/15/34	1,170,000	1,088,622	(a)(d)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	2.279%	1/15/39	1,290,000	1,242,176	(a)(d)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	960,000	924,327	(d)
CFK Trust, 2020-MF2 F	3.573%	3/15/39	1,270,000	1,049,182	(a)(d)
Chase Mortgage Finance Trust, 2007-A1 2A3	3.515%	2/25/37	7,044	6,779	(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	1.924%	8/25/35	1,447	1,361	(a)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	2.204%	10/25/35	12,365	11,728	(a)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	1.824%	1/25/36	2,831	2,578	(a)(d)
Citigroup Commercial Mortgage Trust, 2013- 375P A	3.251%	5/10/35	330,000	322,986	(a)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	$930,000	$895,548
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	2.524%	3/25/37	20,311	19,495	(d)
COLT Mortgage Loan Trust, 2022-2 A1, Stepbond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	298,426	284,112	(a)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.044%	7/25/36	95,718	92,155	(a)(d)
CSMC Trust, 2014-11R 15A2	2.910%	1/27/36	664,512	644,052	(a)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,730,000	1,539,783	(a)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	332,506	312,464	(a)(d)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%)	4.324%	12/15/35	1,350,000	1,335,481	(a)(d)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	2.870%	7/25/47	298,238	299,548	(a)(d)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1mo. USD LIBOR + 0.500%)	2.112%	2/19/45	15,293	15,068	(d)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	505,986	459,706	(a)(d)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	1,206,422	1,105,011	(a)(d)
ELP Commercial Mortgage Trust, 2021-ELP A (1mo. USD LIBOR + 0.701%)	2.026%	11/15/38	2,310,000	2,209,627	(a)(d)
Extended Stay America Trust, 2021-ESH A (1 mo. USD LIBOR + 1.080%)	2.405%	7/15/38	1,411,314	1,378,099	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	65,707	67,601
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	1.674%	11/15/40	15,908	15,917	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	3.924%	1/25/50	230,000	206,267	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	3.474%	2/25/50	197,701	195,892	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	2.926%	12/25/50	1,310,000	1,289,755	(a)(d)

See Notes to Financial Statements.

18	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	2.726%	1/25/51	$219,813	$210,323	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	710,000	681,259	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	1,040,000	953,752	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	950,000	854,208	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.524%	11/25/24	143,594	147,774	(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	4.624%	10/25/29	928,865	937,897	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	5.624%	5/25/30	370,000	374,152	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	3.874%	7/25/30	614,640	615,178	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	5.874%	1/25/31	190,000	187,637	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	3.724%	10/25/39	95,430	94,762	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	3.674%	1/25/40	157,580	154,352	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	4.026%	3/25/42	540,000	506,524	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	194,192	183,565
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	48,042	46,227
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	20,071	19,919	(a)(d)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	42,246	47,160	(d)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	1.703%	2/20/60	$30,493	$30,379	(d)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	1.573%	3/20/60	271,139	269,613	(d)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. USD LIBOR + 1.000%)	2.023%	5/20/60	369,576	370,159	(d)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. USD LIBOR + 0.330%)	1.133%	10/20/60	713,688	706,700	(d)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	1.153%	8/20/58	622,904	617,678	(d)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	1.253%	11/20/60	860,655	854,089	(d)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	1.303%	1/20/61	73,119	72,596	(d)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	1.303%	12/20/60	105,696	104,885	(d)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	1.253%	2/20/61	140,589	139,402	(d)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	1.303%	2/20/61	90,656	90,047	(d)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	1.273%	8/20/61	357,670	355,118	(d)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. USD LIBOR + 0.500%)	1.303%	7/20/62	2,350,048	2,330,724	(d)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	1.333%	10/20/62	102,361	102,315	(d)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	1.323%	10/20/62	97,792	97,154	(d)

See Notes to Financial Statements.

20	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. USD LIBOR + 0.340%)	1.143%	12/20/62	$1,055,230	$1,045,770	(d)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	1.203%	3/20/63	366,668	362,957	(d)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. USD LIBOR + 0.470%)	1.273%	6/20/63	106,581	105,848	(d)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. USD LIBOR + 0.470%)	1.273%	6/20/63	41,073	40,749	(d)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. USD LIBOR + 0.470%)	1.273%	5/20/63	39,848	39,535	(d)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	1.151%	4/20/70	2,426,746	2,416,323	(d)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	1.071%	9/20/71	2,701,197	2,656,780	(d)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. USD LIBOR + 0.950%)	2.274%	10/15/36	990,000	955,501	(a)(d)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. USD LIBOR + 2.750%)	4.074%	5/15/38	1,000,000	926,139	(a)(d)
Hilton USA Trust, 2016-HHV D	4.333%	11/5/38	690,000	628,782	(a)(d)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.124%	5/25/37	43,968	42,279	(a)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	2.164%	11/25/36	747,969	566,526	(d)
IndyMac INDX Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. USD LIBOR + 0.720%)	2.344%	1/25/35	47,325	38,746	(d)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	893,000	856,933
JPMorgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	1,375,722	1,375,125	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH F (1 mo. USD LIBOR + 2.190%)	3.514%	6/15/38	1,320,000	1,207,673	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	1,350,000	1,211,910	(a)(d)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
JPMorgan Resecuritization Trust Series, 2009-10 7A2	6.054%	2/26/37	$1,660,766	$887,228	(a)(d)
Legacy Mortgage Asset Trust, 2019-GS5 A1	3.200%	5/25/59	229,724	229,757	(a)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	1,028,465	993,998	(a)(d)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. USD LIBOR + 0.440%)	2.064%	12/25/36	18,667	19,675	(d)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	8,565	6,889	(a)
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.250%)	5.574%	11/15/36	625,000	579,706	(a)(d)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	4.475%	11/15/38	980,000	927,309	(a)(d)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	2.060%	3/25/33	53,872	44,407	(d)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.287%	2/25/34	7,390	7,119	(d)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A2	2.287%	2/25/34	314,608	303,091	(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	233,664	230,438
Morgan Stanley Capital I Trust, 2017-ASHF A (1mo. USD LIBOR + 0.850%)	2.174%	11/15/34	299,326	291,926	(a)(d)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	1.001%	12/15/51	24,233,123	986,465	(d)
Morgan Stanley Capital I Trust, 2019-BPR A (1mo. USD LIBOR + 1.650%)	2.974%	5/15/36	587,447	567,464	(a)(d)
MSC Trust, 2021-ILP A (1 mo. USD LIBOR + 0.778%)	2.103%	11/15/23	1,654,529	1,585,179	(a)(d)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	345,155	336,988	(a)(d)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	148,234	144,129	(a)(d)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	593,845	573,897	(a)(d)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	1,332,939	1,252,540	(a)(d)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	1,128,453	988,754	(a)(d)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	1.808%	10/15/36	1,320,000	1,244,432	(a)(d)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	3.626%	12/27/33	1,320,000	1,237,838	(a)(d)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	4,190	2,114

See Notes to Financial Statements.

22	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Ready Capital Mortgage Financing LLC, 2021-FL7 A (1 mo. USD LIBOR + 1.200%)	2.824%	11/25/36	$1,647,733	$1,577,634	(a)(d)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1mo. USD LIBOR + 0.550%)	1.556%	5/25/37	515,714	404,503	(d)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	2.713%	6/20/33	99,190	95,036	(d)
SFO Commercial Mortgage Trust, 2021-555 D (1mo. USD LIBOR + 2.400%)	3.724%	5/15/38	920,000	866,156	(a)(d)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,426,683	1,364,696	(a)(d)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	7.279%	2/15/39	1,543,345	1,466,031	(a)(d)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	2.279%	1/15/39	1,290,000	1,242,506	(a)(d)
SREIT Trust, 2021-MFP A (1 mo. USD LIBOR + 0.731%)	2.055%	11/15/38	1,650,000	1,570,252	(a)(d)
SREIT Trust, 2021-MFP2 A (1 mo. USD LIBOR + 0.822%)	2.146%	11/15/36	1,450,000	1,392,300	(a)(d)
SREIT Trust, 2021-PALM A (1 mo. USD LIBOR + 0.590%)	1.914%	10/15/34	1,650,000	1,562,769	(a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	2.769%	3/25/34	54,426	52,026	(d)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	2.717%	3/25/35	87,213	74,153	(d)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	2.949%	6/25/35	7,816	7,139	(d)
Structured Asset Securities Corp., 2005-RF3 2A	3.362%	6/25/35	120,763	109,119	(a)(d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificate Series, 2002-3 B2	6.500%	3/25/32	263,166	294,142	(d)
STWD Trust, 2021-FLWR E (1 mo. USD LIBOR + 1.924%)	3.248%	7/15/36	2,200,000	2,052,939	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1mo. USD LIBOR + 2.300%)	3.420%	11/11/34	793,879	740,662	(a)(d)
Thornburg Mortgage Securities Trust, 2004-2 A4 (1 mo. USD LIBOR + 0.680%)	2.304%	6/25/44	303,766	283,222	(d)
Towd Point Mortgage Trust, 2015-2 1B3	3.322%	11/25/60	900,000	798,086	(a)(d)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	737,462	(a)(d)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	1,330,000	1,276,078
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	807,000	805,881	(a)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.795%	8/20/35	3,437	3,323	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	3.220%	6/25/33	15,302	14,725	(d)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	2.978%	4/25/35	$11,385	$10,893	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. USD LIBOR + 0.820%)	2.444%	12/25/45	22,873	21,704	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Cost of Funds for the 11th District of San Francisco + 1.500%)	1.723%	10/25/46	392,391	360,840	(d)
Total Collateralized Mortgage Obligations (Cost — $104,378,490)				98,994,923
Asset-Backed Securities — 13.6%
ABFC Trust, 2002-WF2 A2 (1 mo. USD LIBOR + 1.125%)	2.749%	5/25/32	23,362	22,888	(d)
ABFC Trust, 2003-OPT1 A3 (1 mo. USD LIBOR + 0.680%)	2.304%	4/25/33	511,538	475,775	(d)
ABFC Trust, 2004-OPT2 M1 (1 mo. USD LIBOR + 0.825%)	2.449%	8/25/33	5,477	5,465	(d)
ABPCI Direct Lending Fund CLO X LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	3.013%	1/20/32	980,000	968,502	(a)(d)
Allegro CLO II-S Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	2.178%	10/21/28	1,107,803	1,093,402	(a)(d)
Allegro CLO XI Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	2.434%	1/19/33	1,000,000	981,500	(a)(d)
AMMC CLO 23 Ltd., 2020-23A A1R (3 mo. USD LIBOR + 1.040%)	2.084%	10/17/31	2,840,000	2,782,924	(a)(d)
Arbor Realty Commercial Real Estate Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.070%)	2.394%	8/15/34	1,320,000	1,276,811	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	940,000	864,988	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	1,230,000	1,102,061	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	980,000	863,012	(a)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	2.678%	11/20/30	490,000	477,725	(a)(d)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	1.810%	1/15/35	1,050,000	1,032,212	(a)(d)
BDS Ltd., 2021-FL10 D (1 mo. USD LIBOR + 2.850%)	4.462%	12/16/36	1,320,000	1,221,239	(a)(d)
Black Diamond CLO Ltd., 2017-1A A1AR (3 mo. USD LIBOR + 1.050%)	2.234%	4/24/29	766,200	762,000	(a)(d)

See Notes to Financial Statements.

24	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Blackrock DLF VIII-L CLO Trust, 2021-1A A (3 mo. USD LIBOR + 1.350%)	2.394%	4/17/32	$101,909	$101,640	(a)(d)
BlueMountain CLO XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.080%)	2.124%	7/15/31	320,000	314,155	(a)(d)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.600%)	2.224%	7/25/36	750,000	688,107	(a)(d)
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	2.014%	4/17/31	667,969	655,877	(a)(d)
Carlyle Global Market Strategies CLO Ltd., 2014- 3RA A1A (3 mo. USD LIBOR + 1.050%)	2.275%	7/27/31	376,896	369,830	(a)(d)
Carlyle US CLO Ltd., 2017-2A A1R (3 mo. USD LIBOR + 1.050%)	2.113%	7/20/31	1,250,000	1,226,473	(a)(d)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	2.313%	7/20/30	350,000	347,184	(a)(d)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	2,093,066	2,022,971	(a)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,700,000	1,634,128	(a)
Cerberus Loan Funding XXVII LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	2.844%	1/15/32	470,000	463,135	(a)(d)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.894%	10/15/31	580,000	578,389	(a)(d)
CIFC Funding Ltd., 2021-4A A (3 mo. USD LIBOR + 1.050%)	2.094%	7/15/33	840,000	819,840	(a)(d)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	2,009	1,776	(d)
CWABS Revolving Home Equity Loan Trust Series, 2004-B 2A (1 mo. USD LIBOR + 0.220%)	1.544%	2/15/29	580,180	547,663	(d)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	1,313,400	1,086,380	(a)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	2.084%	4/15/34	250,000	241,881	(a)(d)
Dryden 80 CLO Ltd., 2019-80A BR (3 mo. Term SOFR + 1.750%)	2.596%	1/17/33	1,710,000	1,622,550	(a)(d)
Fortress Credit Bsl X Ltd., 2021-1A A (3 mo. USD LIBOR + 1.470%)	2.533%	4/20/33	1,990,000	1,958,917	(a)(d)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	501,127	463,672	(a)
Galaxy XXVI CLO Ltd., 2018-26A A (3 mo. USD LIBOR + 1.200%)	2.705%	11/22/31	450,000	442,673	(a)(d)
GCI Funding I LLC, 2021-1 A	2.380%	6/18/46	625,907	554,877	(a)
GoldenTree Loan Management US CLO 10 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	2.163%	7/20/34	2,590,000	2,504,530	(a)(d)
GoldenTree Loan Opportunities IX Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	2.349%	10/29/29	325,219	321,546	(a)(d)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Golub Capital Partners CLO 25M Ltd., 2015-25A AR (3 mo. USD LIBOR + 1.380%)	2.743%	5/5/30	$1,000,000	$983,410	(a)(d)
Golub Capital Partners CLO 36M Ltd., 2018-36A B (3 mo. USD LIBOR + 1.650%)	3.013%	2/5/31	1,270,000	1,224,684	(a)(d)
Golub Capital Partners CLO 47M Ltd., 2020-47A A1 (3 mo. USD LIBOR + 1.680%)	3.043%	5/5/32	1,080,000	1,062,232	(a)(d)
Golub Capital Partners CLO 54M LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	2.893%	8/5/33	1,980,000	1,918,178	(a)(d)
GoodLeap Sustainable Home Solutions Trust, 2021-4GS A	1.930%	7/20/48	649,690	554,928	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	3.996%	12/20/29	1,619,150	1,616,879	(a)(d)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	2.054%	4/15/31	500,000	489,750	(a)(d)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	2.344%	7/15/39	1,030,000	986,838	(a)(d)
Greywolf CLO VI Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.630%)	2.844%	4/26/31	650,000	624,234	(a)(d)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	2.323%	1/20/30	1,320,000	1,307,295	(a)(d)
Grippen Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 2.300%)	3.363%	1/20/30	750,000	726,528	(a)(d)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	2.413%	1/20/33	1,360,000	1,326,115	(a)(d)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	530,000	468,346	(a)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,250,000	1,170,479	(a)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.000%)	2.509%	9/17/36	1,320,000	1,275,092	(a)(d)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	1,410,000	1,237,275	(a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	2.569%	12/25/35	380,000	351,794	(d)
JPMorgan Mortgage Acquisition Trust, 2007- CH2 MV2 (1 mo. USD LIBOR + 0.300%)	1.924%	1/25/37	420,000	406,164	(d)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	2.044%	4/15/31	460,000	451,983	(a)(d)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	2.124%	7/16/31	690,000	678,766	(a)(d)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	2.284%	7/15/27	82,772	82,525	(a)(d)

See Notes to Financial Statements.

26	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Magnetite XIV-R Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	2.183%	10/18/31	$730,000	$715,137	(a)(d)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	1.884%	6/25/46	41,702	39,612	(a)(d)
Mercury Financial Credit Card Master Trust, 2021-1A B	2.330%	3/20/26	920,000	872,697	(a)
MF1 LLC, 2022-FL9 A (1 mo. Term SOFR + 2.150%)	2.960%	6/19/37	1,450,000	1,448,254	(a)(d)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	2.692%	10/16/36	1,060,000	1,023,295	(a)(d)
Midocean Credit CLO VIII, 2018-8A A1R (3 mo. USD LIBOR + 1.050%)	2.528%	2/20/31	1,300,000	1,279,015	(a)(d)
Midocean Credit CLO IX, 2018-9A B (3 mo. USD LIBOR + 1.750%)	2.813%	7/20/31	1,750,000	1,689,976	(a)(d)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	2.663%	10/20/30	250,000	239,806	(a)(d)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	2.924%	3/25/66	1,940,000	1,958,566	(a)(d)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	2.224%	12/26/69	831,919	805,273	(a)(d)
Nelnet Student Loan Trust, 2014-6A A (1 mo. USD LIBOR + 0.650%)	2.274%	11/25/52	316,587	305,378	(a)(d)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. USD LIBOR + 1.030%)	2.642%	4/20/62	1,310,000	1,263,657	(a)(d)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	721,523	668,028	(a)
Neuberger Berman Loan Advisers CLO 24 Ltd., 2017-24A AR (3 mo. USD LIBOR + 1.020%)	2.064%	4/19/30	500,000	493,196	(a)(d)
Neuberger Berman Loan Advisers CLO 29 Ltd., 2018-29A A1 (3 mo. USD LIBOR + 1.130%)	2.174%	10/19/31	250,000	245,828	(a)(d)
Neuberger Berman Loan Advisers CLO 40 Ltd., 2021-40A A (3 mo. USD LIBOR + 1.060%)	2.104%	4/16/33	600,000	587,866	(a)(d)
NextGear Floorplan Master Owner Trust, 2020-1A A2	1.550%	2/15/25	1,320,000	1,299,947	(a)
Ocean Trails CLO VII, 2019-7A AR (3 mo. USD LIBOR + 1.010%)	2.054%	4/17/30	1,550,000	1,529,513	(a)(d)
OCP CLO Ltd., 2014-5A A1R (3 mo. USD LIBOR + 1.080%)	2.294%	4/26/31	970,000	953,025	(a)(d)
Octagon Investment Partners 35 Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	2.123%	1/20/31	1,150,000	1,132,175	(a)(d)
Octagon Investment Partners 47 Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.160%)	2.223%	7/20/34	750,000	727,867	(a)(d)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	2.411%	2/14/31	$260,000	$254,116	(a)(d)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	2.545%	5/23/31	240,000	236,070	(a)(d)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	472,515	406,676
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	416,027	364,865
Owl Rock CLO I Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	3.278%	5/20/31	720,000	713,588	(a)(d)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	2.336%	4/30/27	58,771	58,876	(a)(d)
Parliament Funding II ltd, 2020-1A AR (3 mo. USD LIBOR + 1.250%)	2.313%	10/20/31	1,950,000	1,897,877	(a)(d)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	2.143%	4/20/34	350,000	338,979	(a)(d)
Saranac CLO III Ltd., 2014-3A BR (3 mo. USD LIBOR + 1.850%)	3.973%	6/22/30	690,000	675,210	(a)(d)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. USD LIBOR + 0.975%)	2.599%	12/25/33	19,593	19,030	(d)
Saxon Asset Securities Trust, 2006-3 A4 (1 mo. USD LIBOR + 0.240%)	1.864%	10/25/46	1,420,000	1,117,105	(d)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. USD LIBOR + 0.310%)	2.139%	12/15/38	1,213,309	1,172,418	(d)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	2.119%	6/15/39	851,742	806,004	(d)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. USD LIBOR + 0.270%)	2.099%	12/15/39	475,454	452,744	(d)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	2.579%	3/15/33	42,168	40,998	(a)(d)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	2.499%	12/17/68	894,680	867,280	(a)(d)
SLM Student Loan Trust, 2005-8 A5 (3 mo. USD LIBOR + 0.170%)	1.354%	1/25/40	1,492,530	1,400,987	(d)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	659,163	639,875	(a)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. USD LIBOR + 0.730%)	2.054%	1/15/53	568,726	553,245	(a)(d)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	608,637	556,797	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	970,000	871,920	(a)
Sonic Capital LLC, 2020-1A A2I	3.845%	1/20/50	88,425	83,918	(a)
Stonepeak ABS, 2021-1A A	2.675%	2/28/33	1,490,555	1,366,186	(a)

See Notes to Financial Statements.

28	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Structured Asset Securities Corp., 2004-SC1 A	7.927%	12/25/29	$5,986	$5,340	(a)(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.570%)	2.194%	10/25/36	380,452	373,079	(a)(d)
Structured Asset Securities Corp. Trust, 2005- SC1 1A2	6.617%	5/25/31	512,272	441,442	(a)(d)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	2.129%	11/15/38	990,000	955,957	(a)(d)
Symphony CLO XVIII Ltd., 2016-18A BR (3 mo. USD LIBOR + 1.600%)	2.784%	7/23/33	1,040,000	994,537	(a)(d)
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	1.946%	1/17/32	1,200,000	1,184,210	(a)(d)
TRP LLC, 2021-1 A	2.070%	6/19/51	914,763	807,354	(a)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	2.194%	10/15/31	350,000	344,050	(a)(d)
Voya CLO Ltd., 2018-4A A1AR (3 mo. USD LIBOR + 1.040%)	2.084%	1/15/32	820,000	803,188	(a)(d)
Wells Fargo Home Equity Asset-Backed Securities Trust, 2006-1 M5 (1 mo. USD LIBOR + 0.555%)	2.179%	5/25/36	1,340,000	1,189,866	(d)
Whitebox CLO I Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	2.314%	7/24/32	1,350,000	1,313,741	(a)(d)
Whitebox CLO II Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	2.404%	10/24/34	610,000	593,132	(a)(d)
Whitebox CLO III Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	2.264%	10/15/34	660,000	641,818	(a)(d)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	2.534%	7/15/32	300,000	295,922	(a)(d)
Total Asset-Backed Securities (Cost — $99,640,220)				95,958,704
U.S. Government & Agency Obligations — 9.2%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association (FNMA), Notes	0.375%	8/25/25	1,010,000	927,895
U.S. Government Obligations — 9.1%
U.S. Treasury Notes	0.125%	8/31/22	1,350,000	1,346,787
U.S. Treasury Notes	0.125%	5/31/23	38,340,000	37,392,172
U.S. Treasury Notes	0.250%	6/15/24	22,220,000	21,074,281

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	0.250%	6/30/25	$20,000	$18,417
U.S. Treasury Notes	0.250%	7/31/25	4,545,000	4,173,677
Total U.S. Government Obligations				64,005,334
Total U.S. Government & Agency Obligations (Cost — $67,325,120)				64,933,229
Mortgage-Backed Securities — 3.5%
FHLMC — 1.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	79,753	79,866
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35-11/1/35	3,776,427	3,709,877
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	5/1/51	885,698	798,565	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.495%)	3.122%	6/1/43	102,789	104,167	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (30 Day Average SOFR + 2.181%)	1.785%	8/1/51	4,689,558	4,381,500	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	8.000%	2/1/31	20,182	20,467
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	29,346	31,676
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38- 4/1/38	63,675	61,430
Total FHLMC				9,187,548
FNMA — 1.7%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-8/1/32	72,157	74,538
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	30	31
Federal National Mortgage Association (FNMA)	3.000%	2/1/36-3/1/40	3,363,413	3,291,512
Federal National Mortgage Association (FNMA)	2.500%	10/1/40-9/1/51	419,926	385,916
Federal National Mortgage Association (FNMA)	2.500%	12/1/50-10/1/51	2,799,199	2,535,669	(c)
Federal National Mortgage Association (FNMA)	2.000%	7/1/51-11/1/51	378,792	331,173
Federal National Mortgage Association (FNMA)	2.500%	7/1/51	1,900,000	1,709,258	(g)
Federal National Mortgage Association (FNMA)	5.000%	9/1/51	500,000	507,979	(g)
Federal National Mortgage Association (FNMA)	4.000%	2/1/56-6/1/57	392,209	392,341

See Notes to Financial Statements.

30	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	2.753%	9/1/37	$372,895	$384,419	(d)
Federal National Mortgage Association (FNMA) (30 Day Average SOFR + 2.120%)	1.927%	11/1/51	2,729,836	2,563,885	(d)
Total FNMA				12,176,721
GNMA — 0.5%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	4,622	4,868
Government National Mortgage Association (GNMA)	6.500%	8/15/34	66,678	71,640
Government National Mortgage Association (GNMA)	7.000%	3/15/36	20,588	22,460
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	200,140	191,778
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	190,301	189,613
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-10/20/49	105,351	103,342
Government National Mortgage Association (GNMA) II	4.000%	2/20/48- 4/20/48	14,085	14,212
Government National Mortgage Association (GNMA) II	4.500%	8/20/48- 1/20/49	237,930	243,036
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	151,694	137,844
Government National Mortgage Association (GNMA) II	4.000%	7/1/51	1,100,000	1,095,510	(g)
Government National Mortgage Association (GNMA) II	4.500%	9/1/51	800,000	805,812	(g)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.104%)	1.544%	7/20/60	19,410	19,431	(d)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.052%)	2.498%	8/20/60	368,239	376,906	(d)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.232%)	2.780%	7/20/60	47,195	47,397	(d)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	2.990%	2/20/60	261,668	263,469	(d)
Total GNMA				3,587,318
Total Mortgage-Backed Securities (Cost — $26,129,123)				24,951,587

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Senior Loans — 1.5%
Communication Services — 0.4%
Media — 0.4%
Applovin Corp., Initial Term Loan (3 mo. USD LIBOR + 3.250%)	5.500%	8/15/25	$746,134	$715,669	(d)(h)(i)
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	3.420%	4/30/25	497,396	485,841	(d)(h)(i)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.420%	2/1/27	497,442	475,503	(d)(h)(i)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	4.166%	9/18/26	487,641	481,984	(d)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	3.824%	1/31/28	750,000	704,580	(d)(h)(i)
Total Communication Services				2,863,577
Consumer Discretionary — 0.4%
Auto Components — 0.1%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	4.916%	4/30/26	750,000	702,187	(d)(h)(i)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	—	9/23/26	497,481	465,665	(j)
Hotels, Restaurants & Leisure — 0.1%
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.416%	12/23/24	497,396	480,141	(d)(h)(i)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	3.666%	11/30/23	489,183	485,006	(d)(h)(i)
Total Hotels, Restaurants & Leisure				965,147
Specialty Retail — 0.1%
Rent-A-Center Inc., Term Loan B2 (1 mo. USD LIBOR + 3.250%)	4.938%	2/17/28	746,222	674,167	(d)(h)(i)
Total Consumer Discretionary				2,807,166
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.100%)	3.134%	8/4/28	746,240	716,951	(d)(h)(i)
Financials — 0.3%
Diversified Financial Services — 0.3%
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.110%)	4.640%	3/20/28	746,222	700,609	(d)(h)(i)

See Notes to Financial Statements.

32	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — continued
Setanta Aircraft Leasing DAC, Term Loan	—	11/5/28	$750,000	$715,627	(j)
VFH Parent LLC, Initial Term Loan (1 mo. Term
SOFR + 3.000%)	4.434%	1/13/29	500,000	475,210	(d)(h)(i)
Total Diversified Financial Services				1,891,446
Insurance — 0.0%††
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	4.916%	7/31/27	497,481	451,464	(d)(h)(i)
Total Financials				2,342,910
Industrials — 0.3%
Commercial Services & Supplies — 0.1%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.166%	10/1/26	741,630	714,745	(d)(h)(i)
Road & Rail — 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	4.250%	12/30/26	746,183	718,623	(d)(h)(i)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	2.870%	2/24/25	750,000	717,083	(d)(h)(i)
Total Road & Rail				1,435,706
Total Industrials				2,150,451
Total Senior Loans (Cost — $11,450,410)				10,881,055
Sovereign Bonds — 0.5%
Qatar — 0.1%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	740,000	743,449	(b)
Saudi Arabia — 0.2%
Saudi Government International Bond, Senior Notes	4.500%	4/17/30	1,420,000	1,451,731	(a)
Supranational — 0.1%
Asian Development Bank, Senior Notes	1.500%	1/20/27	830,000	768,344
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	830,000	830,365	(a)
Total Sovereign Bonds (Cost — $3,889,114)				3,793,889

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Expiration Date	Contracts	Notional Amount	Value
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
U.S. Treasury 10-Year Notes Futures, Call @ $117.00 (Cost — $46,935)	7/22/22	53	$53,000	$101,859
Total Investments before Short-Term Investments (Cost — $729,112,695)				694,541,992

	Rate	Maturity Date	Face Amount
Short-Term Investments — 3.7%
Commercial Paper — 0.5%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $3,810,670)	2.791%	3/24/23	3,890,000	3,812,463	(k)

			Shares
Money Market Funds — 3.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $22,273,486)	1.316%		22,273,486	22,273,486	(l)
Total Short-Term Investments (Cost — $26,084,156)				26,085,949
Total Investments — 101.8% (Cost — $755,196,851)				720,627,941
Liabilities in Excess of Other Assets — (1.8)%				(12,593,257)
Total Net Assets — 100.0%				$708,034,684

See Notes to Financial Statements.

34	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2022, the Fund held TBA securities with a total cost of $4,081,086.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of June 30, 2022. The interest rate for fully unfunded term loans is to be determined.

(k)	Rate shown represents yield-to-maturity.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2022, the total market value of investments in Affiliated Companies was $22,273,486 and the cost was $22,273,486 (Note 8).

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
90-Day Eurodollar Futures, Call	12/19/22	$96.25	144	$360,000	$(146,700)
90-Day Eurodollar Futures, Call	12/19/22	97.00	283	707,500	(97,281)
U.S. Treasury 5-Year Notes Futures, Call	7/22/22	111.50	79	79,000	(85,789)
U.S. Treasury 5-Year Notes Futures, Call	7/22/22	112.00	82	82,000	(63,422)
U.S. Treasury 10-Year Notes Futures, Call	7/22/22	118.00	106	106,000	(130,844)
Total Exchange-Traded Written Options (Premiums received — $511,749)					$(524,036)

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	142	6/23	$34,275,498	$34,372,875	$97,377
3-Month SOFR	1	12/23	246,890	242,913	(3,977)
90-Day Eurodollar	289	12/22	70,556,820	69,583,975	(972,845)
90-Day Eurodollar	102	6/23	24,623,601	24,624,075	474
90-Day Eurodollar	148	12/23	36,242,978	35,854,850	(388,128)
U.S. Treasury 2-Year Notes	477	9/22	100,490,728	100,177,454	(313,274)
U.S. Treasury 5-Year Notes	318	9/22	35,652,006	35,695,500	43,494
					(1,536,879)
Contracts to Sell:
3-Month SOFR	142	9/22	34,416,362	34,450,975	(34,613)
U.S. Treasury 10-Year Notes	309	9/22	36,713,847	36,626,156	87,691
U.S. Treasury Long-Term Bonds	22	9/22	3,073,712	3,049,750	23,962
U.S. Treasury Ultra Long-Term Bonds	6	9/22	953,152	926,062	27,090
					104,130
Net unrealized depreciation on open futures contracts					$(1,432,749)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

36	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Western Asset Short-Term Bond Fund

At June 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$8,310,000	11/18/23	3.970%*	CPURNSA*	$(30,651)	$280,662
	44,336,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(1,025,972)
	19,216,000	10/14/24	Daily SOFR Compound annually	2.770% annually	477	(92,058)
	8,310,000	11/18/26	CPURNSA*	3.370%*	77,765	(203,137)
	9,440,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(16,138)	309,153
	7,370,000	3/4/27	Daily SOFR Compound annually	1.550% annually	(10,693)	(374,288)
	7,993,000	10/14/27	2.600% annually	Daily SOFR Compound annually	2,613	68,619
	1,387,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	(28,927)	156,125
	4,999,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	7,488	425,139
	4,288,000	8/15/28	1.130% annually	Daily SOFR Compound annually	33,524	357,239
	122,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(179)	10,679
Total	$115,771,000				$35,279	$(87,839)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.38 Index	$14,242,000	6/20/27	1.000% quarterly	$(6,580)	$151,564	$(158,144)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Short-Term Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

38	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $732,923,365)	$698,354,455
Investments in affiliated securities, at value (Cost — $22,273,486)	22,273,486
Cash	1,010,107
Receivable for securities sold	3,948,643
Interest receivable	3,429,477
Receivable for Fund shares sold	1,703,884
Deposits with brokers for open futures contracts and exchange-traded options	1,383,972
Deposits with brokers for centrally cleared swap contracts	1,292,003
Receivable from brokers — net variation margin on open futures contracts	437,168
Principal paydown receivable	75,355
Dividends receivable from affiliated investments	30,245
Receivable from brokers — net variation margin on centrally cleared swap contracts	5,366
Prepaid expenses	44,216
Total Assets	733,988,377

Liabilities:
Payable for securities purchased	14,487,909
Payable for Fund shares repurchased	10,512,071
Written options, at value (premiums received — $511,749)	524,036
Investment management fee payable	202,869
Distributions payable	45,706
Service and/or distribution fees payable	24,520
Trustees’ fees payable	1,116
Accrued expenses	155,466
Total Liabilities	25,953,693
Total Net Assets	$708,034,684

Net Assets:
Par value (Note 7)	$1,935
Paid-in capital in excess of par value	784,535,958
Total distributable earnings (loss)	(76,503,209)
Total Net Assets	$708,034,684

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	39

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2022

Net Assets:
Class A	$99,937,580
Class C	$4,824,438
Class C1	$1,555,228
Class R	$87,564
Class I	$339,716,430
Class IS	$261,913,444

Shares Outstanding:
Class A	27,330,728
Class C	1,320,591
Class C1	424,222
Class R	23,955
Class I	92,856,667
Class IS	71,579,289

Net Asset Value:
Class A (and redemption price)	$3.66
Class C*	$3.65
Class C1 (and redemption price)	$3.67
Class R (and redemption price)	$3.66
Class I (and redemption price)	$3.66
Class IS (and redemption price)	$3.66
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$3.74

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

40	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2022

Investment Income:
Interest	$5,508,361
Dividends from affiliated investments	68,803
Less: Foreign taxes withheld	(9,585)
Total Investment Income	5,567,579

Expenses:
Investment management fee (Note 2)	1,214,483
Transfer agent fees (Note 5)	142,782
Service and/or distribution fees (Notes 2 and 5)	129,489
Registration fees	65,728
Fund accounting fees	37,132
Audit and tax fees	23,160
Legal fees	11,414
Shareholder reports	7,154
Trustees’ fees	6,106
Insurance	2,317
Commitment fees (Note 9)	2,287
Custody fees	1,824
Miscellaneous expenses	5,695
Total Expenses	1,649,571
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(90,961)
Net Expenses	1,558,610
Net Investment Income	4,008,969

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3, 4 and 10):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(902,097)
Futures contracts	(4,714,489)
Written options	1,114,841
Swap contracts	(62,258)
Net Realized Loss	(4,564,003)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(33,875,115)
Futures contracts	(384,371)
Written options	(25,392)
Swap contracts	751
Change in Net Unrealized Appreciation (Depreciation)	(34,284,127)
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(38,848,130)
Decrease in Net Assets From Operations	$(34,839,161)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	41

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income	$4,008,969	$8,250,428
Net realized gain (loss)	(4,564,003)	6,640,271
Change in net unrealized appreciation (depreciation)	(34,284,127)	(15,432,975)
Decrease in Net Assets From Operations	(34,839,161)	(542,276)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,272,913)	(13,993,646)
Decrease in Net Assets From Distributions to Shareholders	(6,272,913)	(13,993,646)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	292,044,881	659,201,020
Reinvestment of distributions	6,101,320	13,368,222
Cost of shares repurchased	(209,479,245)	(248,134,084)
Shares redeemed in-kind (Note 10)	—	(596,951,174)
Increase (Decrease) in Net Assets From Fund Share Transactions	88,666,956	(172,516,016)
Increase (Decrease) in Net Assets	47,554,882	(187,051,938)

Net Assets:
Beginning of period	660,479,802	847,531,740
End of period	$708,034,684	$660,479,802

See Notes to Financial Statements.

42	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$3.88	$3.96	$3.90	$3.83	$3.87	$3.85

Income (loss) from operations:
Net investment income	0.02	0.03	0.06	0.09	0.08	0.05
Net realized and unrealized gain (loss)	(0.21)	(0.05)	0.08	0.08	(0.03)	0.04
Total income (loss) from operations	(0.19)	(0.02)	0.14	0.17	0.05	0.09

Less distributions from:
Net investment income	(0.03)	(0.06)	(0.08)	(0.10)	(0.09)	(0.07)
Total distributions	(0.03)	(0.06)	(0.08)	(0.10)	(0.09)	(0.07)

Net asset value, end of period	$3.66	$3.88	$3.96	$3.90	$3.83	$3.87
Total return[3]	(4.93)%	(0.55)%	3.72%	4.49%	1.29%	2.23%

Net assets, end of period (000s)	$99,938	$75,606	$58,248	$53,294	$30,894	$29,977

Ratios to average net assets:
Gross expenses	0.72%[4]	0.72%	0.73%	0.75%	0.75%	0.78%
Net expenses[5,6]	0.70 [4]	0.70	0.72	0.74	0.74	0.74
Net investment income	0.92 [4]	0.73	1.57	2.36	2.12	1.37

Portfolio turnover rate	14%	58%[7]	64%[7]	41%[7]	52%[7]	42%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective May 1, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. From March 31, 2017 through April 30, 2021, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 0.80%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 62%, 73%, 55%, 100% and 89% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	43

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2022[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$3.88		$3.95	$3.89	$3.83	$3.86	$3.85

Income (loss) from operations:
Net investment income	0.00	[3]	(0.00) [3]	0.03	0.06	0.05	0.02
Net realized and unrealized gain (loss)	(0.22)		(0.04)	0.08	0.07	(0.02)	0.03
Total income (loss) from operations	(0.22)		(0.04)	0.11	0.13	0.03	0.05

Less distributions from:
Net investment income	(0.01)		(0.03)	(0.05)	(0.07)	(0.06)	(0.04)
Total distributions	(0.01)		(0.03)	(0.05)	(0.07)	(0.06)	(0.04)

Net asset value, end of period	$3.65		$3.88	$3.95	$3.89	$3.83	$3.86
Total return[4]	(5.57)%		(1.08)%	2.95%	3.44%	0.80%	1.23%

Net assets, end of period (000s)	$4,824		$5,035	$6,795	$5,073	$8,487	$7,537

Ratios to average net assets:
Gross expenses	1.52%[5]		1.49%	1.47%	1.50%	1.49%	1.55%
Net expenses[6,7]	1.52	[5]	1.48	1.47	1.50	1.48	1.51
Net investment income (loss)	0.08	[5]	(0.04)	0.81	1.67	1.41	0.60

Portfolio turnover rate	14%		58%[8]	64%[8]	41%[8]	52%[8]	42%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017,the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, the expense limitation was 1.60%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 62%, 73%, 55%, 100% and 89% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

44	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$3.89	$3.96	$3.90	$3.83	$3.87	$3.85

Income (loss) from operations:
Net investment income	0.01	0.02	0.05	0.09	0.07	0.04
Net realized and unrealized gain (loss)	(0.21)	(0.04)	0.08	0.07	(0.03)	0.03
Total income (loss) from operations	(0.20)	(0.02)	0.13	0.16	0.04	0.07

Less distributions from:
Net investment income	(0.02)	(0.05)	(0.07)	(0.09)	(0.08)	(0.05)
Total distributions	(0.02)	(0.05)	(0.07)	(0.09)	(0.08)	(0.05)

Net asset value, end of period	$3.67	$3.89	$3.96	$3.90	$3.83	$3.87
Total return[3]	(5.08)%	(0.61)%[4]	3.41%	4.28%	1.07%	1.94%

Net assets, end of period (000s)	$1,555	$1,768	$3,929	$7,854	$32,443	$39,335

Ratios to average net assets:
Gross expenses	1.07%[5]	1.02%	1.02%	0.98%	0.97%	1.06%
Net expenses[6,7]	1.05 [5]	1.01	1.01	0.97	0.96	1.02
Net investment income	0.54 [5]	0.46	1.37	2.26	1.90	1.10

Portfolio turnover rate	14%	58%[8]	64%[8]	41%[8]	52%[8]	42%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (0.86)% for the year ended December 31, 2021.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 62%, 73%, 55%, 100% and 89% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	45

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$3.88	$3.95	$3.90	$3.83	$3.86	$3.85

Income (loss) from operations:
Net investment income	0.01	0.01	0.05	0.08	0.07	0.04
Net realized and unrealized gain (loss)	(0.21)	(0.04)	0.07	0.08	(0.02)	0.02
Total income (loss) from operations	(0.20)	(0.03)	0.12	0.16	0.05	0.06

Less distributions from:
Net investment income	(0.02)	(0.04)	(0.07)	(0.09)	(0.08)	(0.05)
Total distributions	(0.02)	(0.04)	(0.07)	(0.09)	(0.08)	(0.05)

Net asset value, end of period	$3.66	$3.88	$3.95	$3.90	$3.83	$3.86
Total return[3]	(5.12)%	(0.95)%	3.34%	4.12%	1.19%	1.60%

Net assets, end of period (000s)	$88	$68	$52	$71	$173	$171

Ratios to average net assets:
Gross expenses	1.44%[4]	1.43%	2.14%	1.28%	1.29%	1.21%
Net expenses[5,6]	1.10 [4]	1.10	1.09	1.10	1.10	1.10
Net investment income	0.52 [4]	0.34	1.26	2.11	1.77	1.05

Portfolio turnover rate	14%	58%[7]	64%[7]	41%[7]	52%[7]	42%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 62%, 73%, 55%, 100% and 89% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

46	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$3.88	$3.96	$3.90	$3.83	$3.87	$3.85

Income (loss) from operations:
Net investment income	0.02	0.04	0.07	0.10	0.09	0.06
Net realized and unrealized gain (loss)	(0.21)	(0.05)	0.08	0.08	(0.03)	0.03
Total income (loss) from operations	(0.19)	(0.01)	0.15	0.18	0.06	0.09

Less distributions from:
Net investment income	(0.03)	(0.07)	(0.09)	(0.11)	(0.10)	(0.07)
Total distributions	(0.03)	(0.07)	(0.09)	(0.11)	(0.10)	(0.07)

Net asset value, end of period	$3.66	$3.88	$3.96	$3.90	$3.83	$3.87
Total return[3]	(4.80)%	(0.30)%	3.96%	4.74%	1.54%	2.46%

Net assets, end of period (000s)	$339,716	$319,392	$137,496	$161,521	$141,916	$61,802

Ratios to average net assets:
Gross expenses	0.46%[4]	0.51%	0.51%	0.54%	0.53%	0.56%
Net expenses[5,6]	0.42 [4]	0.43	0.49	0.50	0.50	0.51
Net investment income	1.19 [4]	0.98	1.82	2.64	2.44	1.61

Portfolio turnover rate	14%	58%[7]	64%[7]	41%[7]	52%[7]	42%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective May 1, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. From March 31, 2017 through April 30, 2021, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I did not exceed 0.50%. Prior to March 31, 2017, the expense limitation was 0.55%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 62%, 73%, 55%, 100% and 89% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	47

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$3.88	$3.96	$3.90	$3.83	$3.87	$3.85

Income (loss) from operations:
Net investment income	0.02	0.04	0.07	0.11	0.10	0.07
Net realized and unrealized gain (loss)	(0.21)	(0.05)	0.09	0.07	(0.04)	0.03
Total income (loss) from operations	(0.19)	(0.01)	0.16	0.18	0.06	0.10

Less distributions from:
Net investment income	(0.03)	(0.07)	(0.10)	(0.11)	(0.10)	(0.08)
Total distributions	(0.03)	(0.07)	(0.10)	(0.11)	(0.10)	(0.08)

Net asset value, end of period	$3.66	$3.88	$3.96	$3.90	$3.83	$3.87
Total return[3]	(4.79)%	(0.25)%	4.06%	4.84%	1.63%	2.56%

Net assets, end of period (millions)	$262	$259	$641	$541	$490	$462

Ratios to average net assets:
Gross expenses	0.40%[4]	0.39%	0.40%	0.41%	0.41%	0.45%
Net expenses[5,6]	0.39 [4]	0.38	0.39	0.40	0.40	0.41
Net investment income	1.20 [4]	1.09	1.88	2.74	2.48	1.71

Portfolio turnover rate	14%	58%[7]	64%[7]	41%[7]	52%[7]	42%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017 the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, the expense limitation was 0.45%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 62%, 73%, 55%, 100% and 89% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

48	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

50	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$394,926,746	—	$394,926,746
Collateralized Mortgage Obligations	—	98,994,923	—	98,994,923
Asset-Backed Securities	—	95,958,704	—	95,958,704
U.S. Government & Agency Obligations	—	64,933,229	—	64,933,229
Mortgage-Backed Securities	—	24,951,587	—	24,951,587
Senior Loans	—	10,881,055	—	10,881,055
Sovereign Bonds	—	3,793,889	—	3,793,889
Purchased Options	$101,859	—	—	101,859
Total Long-Term Investments	101,859	694,440,133	—	694,541,992
Short-Term Investments†:
Commercial Paper	—	3,812,463	—	3,812,463
Money Market Funds	22,273,486	—	—	22,273,486
Total Short-Term Investments	22,273,486	3,812,463	—	26,085,949
Total Investments	$22,375,345	$698,252,596	—	$720,627,941
Other Financial Instruments:
Futures Contracts††	$280,088	—	—	$280,088
Centrally Cleared Interest Rate Swaps††	—	$1,607,616	—	1,607,616
Total Other Financial Instruments	$280,088	$1,607,616	—	$1,887,704
Total	$22,655,433	$699,860,212	—	$722,515,645

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$524,036	—	—	$524,036
Futures Contracts††	1,712,837	—	—	1,712,837
Centrally Cleared Interest Rate Swaps††	—	$1,695,455	—	1,695,455
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	158,144	—	158,144
Total	$2,236,873	$1,853,599	—	$4,090,472

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

52	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2022, the total notional value of all credit default swaps to sell protection was $14,242,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

For average notional amounts of swaps held during the six months ended June 30, 2022, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

54	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2022, the Fund had sufficient cash and/or securities to cover these commitments.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

(h) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(i) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(j) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(k) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

56	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

(l) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2022, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

58	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset London provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class C1, Class R and Class IS shares did not exceed 1.55%, 1.05%, 1.10% and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. As a result of expense limitation arrangements between the Fund and LMPFA, effective May 1, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class I shares did not exceed 0.70% and 0.42%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

From March 31, 2017 through April 30, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class I shares did not exceed 0.80% and 0.50%, respectively.

During the six months ended June 30, 2022, fees waived and/or expenses reimbursed amounted to $90,961, which included an affiliated money market fund waiver of $12,574.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

60	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Pursuant to these arrangements, at June 30, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C1	Class R	Class I
Expires December 31, 2023	$12,683	—	$197	$170,832
Expires December 31, 2024	7,301	$128	116	70,842
Total fee waivers/expense reimbursements subject to recapture	$19,984	$128	$313	$241,674

For the six months ended June 30, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$17,773	—
CDSCs	21,871	$1,894

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$155,251,513	$16,433,306
Sales	50,340,857	46,134,336

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

At June 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$755,196,851	$520,223	$(35,089,133)	$(34,568,910)
Written options	(511,749)	125,099	(137,386)	(12,287)
Futures contracts	—	280,088	(1,712,837)	(1,432,749)
Swap contracts	186,843	1,607,616	(1,853,599)	(245,983)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2022.

ASSET DERIVATIVES[1]
Interest Rate Risk
Purchased options[2]	$101,859
Futures contracts[3]	280,088
Centrally cleared swap contracts[4]	1,607,616
Total	$1,989,563

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$524,036	—	$524,036
Futures contracts[3]	1,712,837	—	1,712,837
Centrally cleared swap contracts[4]	1,695,455	$158,144	1,853,599
Total	$3,932,328	$158,144	$4,090,472

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

62	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(222,013)	—	$(222,013)
Futures contracts	(4,714,489)	—	(4,714,489)
Written options	1,114,841	—	1,114,841
Swap contracts	(50,570)	$(11,688)	(62,258)
Total	$(3,872,231)	$(11,688)	$(3,883,919)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$54,924	—	$54,924
Futures contracts	(384,371)	—	(384,371)
Written options	(25,392)	—	(25,392)
Swap contracts	197,662	$(196,911)	751
Total	$(157,177)	$(196,911)	$(354,088)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$42,151
Written options	233,715
Futures contracts (to buy)	336,806,052
Futures contracts (to sell)	51,631,213

Average Notional Balance
Interest rate swap contracts	$159,973,000
Credit default swap contracts (sell protection)	11,858,143

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$100,797	$28,380
Class C	24,493	3,003
Class C1	4,026	1,360
Class R	173	187
Class I	—	108,455
Class IS	—	1,397
Total	$129,489	$142,782

For the six months ended June 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$8,769
Class C	85
Class C1	155
Class R	118
Class I	76,845
Class IS	4,989
Total	$90,961

6. Distributions to shareholders by class

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Net Investment Income:
Class A	$636,378	$1,024,827
Class C	18,296	44,143
Class C1	9,688	31,774
Class R	406	655
Class I	3,043,582	3,877,352
Class IS	2,564,563	9,014,895
Total	$6,272,913	$13,993,646

64	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

7. Shares of beneficial interest

At June 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount

Class A
Shares sold	12,350,544	$45,894,356	11,065,456	$43,487,057
Shares issued on reinvestment	167,573	624,415	253,414	993,358
Shares repurchased	(4,675,948)	(17,546,175)	(6,554,161)	(25,724,798)
Net increase	7,842,169	$28,972,596	4,764,709	$18,755,617

Class C
Shares sold	496,346	$1,851,488	1,117,449	$4,396,020
Shares issued on reinvestment	4,888	18,176	11,055	43,350
Shares repurchased	(479,494)	(1,785,839)	(1,548,813)	(6,076,518)
Net increase (decrease)	21,740	$83,825	(420,309)	$(1,637,148)

Class C1
Shares sold	8,681	$32,708	17,266	$71,113
Shares issued on reinvestment	2,535	9,481	7,871	30,949
Shares repurchased	(41,627)	(158,291)	(563,232)	(2,217,950)
Net decrease	(30,411)	$(116,102)	(538,095)	$(2,115,888)

Class R
Shares sold	7,449	$27,462	4,394	$17,265
Shares issued on reinvestment	109	406	167	655
Shares repurchased	(1,097)	(4,124)	(258)	(1,008)
Net increase	6,461	$23,744	4,303	$16,912

Class I
Shares sold	32,069,028	$120,705,607	74,234,862	$291,904,841
Shares issued on reinvestment	781,297	2,916,608	973,115	3,812,914
Shares repurchased	(22,283,627)	(83,609,851)	(27,650,385)	(108,478,343)
Net increase	10,566,698	$40,012,364	47,557,592	$187,239,412

Class IS
Shares sold	32,800,684	$123,533,260	81,092,847	$319,324,724
Shares issued on reinvestment	678,430	2,532,234	2,159,287	8,486,996
Shares repurchased	(28,511,303)	(106,374,965)	(26,817,616)	(105,635,467)
Shares redeemed in-kind	—	—	(151,895,973)	(596,951,174)
Net increase (decrease)	4,967,811	$19,690,529	(95,461,455)	$(374,774,921)

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2022. The following transactions were effected in such company for the six months ended June 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,720,381	$194,798,167	194,798,167	$176,245,062	176,245,062

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$68,803	—	$22,273,486

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2022.

10. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended June 30, 2022, the Fund had no redemptions in-kind. For the year ended December 31, 2021, the Fund had redemptions in-kind with total proceeds in the amount of $596,951,174. The net realized gain on these redemptions in-kind amounted to $7,930,835, which was not realized for tax purposes.

66	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

11. Deferred capital losses

As of December 31, 2021, the Fund had deferred capital losses of $28,552,989, which have no expiration date, that will be available to offset future taxable capital gains.

12. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

13. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

Western Asset Short-Term Bond Fund 2022 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At June 30, 2022, the Fund had 0.14% of its net assets invested in securities with significant economic risk or exposure to Russia.

68	Western Asset Short-Term Bond Fund 2022 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Trust and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 19, 2022. At an in-person meeting held on May 12, 2022, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreement between LMPFA and the Non-U.S. Subadviser.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

Western Asset Short-Term Bond Fund	69

Board approval of management and subadvisory agreements (unaudited) (cont’d)

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2021. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional short investment-grade debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 3-, 5- and 10-year periods ended December 31, 2021 was above the median and that the Fund’s performance for the 1-year period was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 3-, 5- and 10-year periods ended December 31, 2021. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

70	Western Asset Short-Term Bond Fund

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional short investment-grade debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was slightly below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2023.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Western Asset Short-Term Bond Fund	71

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

72	Western Asset Short-Term Bond Fund

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Western Asset Short-Term Bond Fund	73

Statement regarding liquidity risk management program (unaudited) (cont’d)

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

74	Western Asset Short-Term Bond Fund

Western Asset

Short-Term Bond Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered

public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Short-Term Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short-Term Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD0632 8/22 SR22-4471

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 24, 2022